Structured entities - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
STRUCTURED ENTITIES (Details) [Line Items]
Loans and advances to customers	£ 461,504	£ 441,907
Asset-backed securities	3	0
Total		172
Assets transferred to structured entities, at time of transfer	0	2,004
Gain recognised on transfer	0	11
Securitisation vehicles
STRUCTURED ENTITIES (Details) [Line Items]
Non-current financial assets at fair value through profit or loss	1,105	2,310
Income from continuing involvement in derecognised financial assets	46	218
Income from continuing involvement in derecognised financial assets cumulatively recognised	387	341
Financial assets at fair value through profit or loss
STRUCTURED ENTITIES (Details) [Line Items]
Loans and advances to customers	1,993	2,089
Cancara
STRUCTURED ENTITIES (Details) [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,043	2,272
Loans and advances to customers	1,387	1,155
Asset-backed securities	588	559
Cancara | Financial assets at fair value through profit or loss
STRUCTURED ENTITIES (Details) [Line Items]
Total	£ 68	£ 558